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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08058

                         The Noah Investment Group Inc.

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               975 Delchester Road

                                  P.O. Box 727

                            Newtown Square, PA 19028

--------------------------------------------------------------------------------
         (Address of principal executive offices)           (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-794-6624

Date of fiscal year end:  10/31/2005

Date of reporting period:  1/31/2005

Item 1. Schedule of Investments.

NOAH FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005
-----------------------------------------------------------------------------------------------------------
                                                                                                   Market
                                                                                    Shares          Value
                                                                                    ------      -----------
COMMON STOCKS - 99.95%

        Biotechnology - 2.50%
                    Charles River Laboratories International, Inc.*                  1,050      $    49,749
                    Fisher Scientific International, Inc.*                           2,800          176,820
                                                                                                -----------
                                                                                                    226,569
                                                                                                -----------

        Chemicals - 0.87%
                    Valspar Corp.                                                    1,610           78,890
                                                                                                -----------

        Commercial Services - 3.13%
                    Aarons Rents, Inc.                                               5,400          114,696
                    Aramark Corp.                                                    6,500          168,935
                                                                                                -----------
                                                                                                    283,631
                                                                                                -----------

        Computer Software & Services - 6.88%
                    Microsoft Corp.                                                 23,750          624,150
                                                                                                -----------

        Computers - 6.24%
                    Dell, Inc.*                                                     12,300          513,648
                    EMC Corp.*                                                       4,000           52,400
                                                                                                -----------
                                                                                                    566,048
                                                                                                -----------

        Cosmetics & Toiletries - 7.09%
                    Colgate-Palmolive Co.                                            5,570          292,648
                    Procter & Gamble Co.                                             6,580          350,253
                                                                                                -----------
                                                                                                    642,901
                                                                                                -----------

        Diversified Manufacturing - 7.39%
                    3M Co.                                                           3,220          271,639
                    Barnes Group, Inc.                                                 670           17,185
                    Carlisle Cos., Inc.                                              1,180           74,423
                    Corning, Inc.*                                                   7,800           85,332
                    Dover Corp.                                                      2,620          100,346
                    Textron, Inc.                                                    1,690          121,646
                                                                                                -----------
                                                                                                    670,571
                                                                                                -----------

        Electronics & Electrical Devices - 2.78%
                    Hubbell, Inc.                                                      890           44,073
                    Rogers Corp.                                                     2,490          105,875
                    WESCO International, Inc.*                                       3,010          101,708
                                                                                                -----------
                                                                                                    251,656
                                                                                                -----------

        Financial Services - 7.06%
                    ACE Cash Express, Inc.                                             690           18,216
                    Affiliated Managers Group, Inc.                                    890           56,435
                    Capital One Financial Corp.                                        500           39,140
                    Doral Financial Corp.                                            1,252           54,149
                    IndyMac Bancorp, Inc.                                            3,500          129,360
                    MBNA Corp.                                                      12,900          342,882
                                                                                                -----------
                                                                                                    640,182
                                                                                                -----------

NOAH FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005
-----------------------------------------------------------------------------------------------------------
                                                                                                   Market
                                                                                    Shares          Value
                                                                                    ------      -----------
COMMON STOCKS - 99.95%

        Food & Beverages - 4.32%
                    Del Monte Foods Co.*                                            12,440          140,323
                    PepsiCo, Inc.                                                    3,130          168,081
                    The J.M. Smucker Co.                                             1,790           83,504
                                                                                                -----------
                                                                                                    391,908
                                                                                                -----------

        Healthcare - Products - 3.89%
                    Beckman Coulter, Inc.                                            2,600          174,200
                    Boston Scientific Corp.*                                         5,390          178,193
                                                                                                -----------
                                                                                                    352,393
                                                                                                -----------

        Home Builders - 5.25%
                    Hovnanian Enterprises, Inc.*                                     2,480          129,555
                    Lennar Corp.                                                     1,000           56,470
                    Pulte Homes, Inc.                                                3,100          204,848
                    Toll Brothers, Inc.*                                             1,090           85,096
                                                                                                -----------
                                                                                                    475,969
                                                                                                -----------

        Household Products - 3.95%
                    Avery Dennison Corp.                                             1,820          109,364
                    Jarden Corp.*                                                    5,400          248,400
                                                                                                -----------
                                                                                                    357,764
                                                                                                -----------

        Insurance - 4.53%
                    American International Group, Inc.                               4,370          289,687
                    The Allstate Corp.                                               2,400          121,056
                                                                                                -----------
                                                                                                    410,743
                                                                                                -----------
        Machinery - 0.26%
                    Briggs & Stratton Corp.                                            600           23,274
                                                                                                -----------

        Multimedia - 1.50%
                    DreamWorks Animation SKG, Inc.                                   2,540           89,738
                    Ventiv Health, Inc.                                              2,000           46,780
                                                                                                -----------
                                                                                                    136,518
                                                                                                -----------

        Oil & Gas - 3.70%
                    KCS Energy, Inc.                                                 4,400           64,020
                    Pioneer Natural Resources Co.                                      640           24,569
                    Valero Energy Corp.                                              2,600          135,278
                    Whiting Petroleum Corp.*                                         3,200          111,744
                                                                                                -----------
                                                                                                    335,611
                                                                                                -----------

        Packaging & Containers - 0.93%
                    Ball Corp.                                                         920           39,303
                    Pactiv Corp.*                                                    2,040           45,308
                                                                                                -----------
                                                                                                     84,611
                                                                                                -----------

NOAH FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005
-----------------------------------------------------------------------------------------------------------
                                                                                                   Market
                                                                                    Shares          Value
                                                                                    ------      -----------
COMMON STOCKS - 99.95%

        Pharmaceuticals - 3.54%
                    Abbott Laboratories                                              6,600          297,132
                    Hospira, Inc.                                                      820           23,690
                                                                                                -----------
                                                                                                    320,822
                                                                                                -----------

        Real Estate - 1.16%
                    Capital Trust, Inc.  Class A                                     1,760           56,531
                    Fiedman Billings Ramsey Group, Inc.                              2,500           49,200
                                                                                                -----------
                                                                                                    105,731
                                                                                                -----------
        Retail - 10.32%
                    America's Car-Mart, Inc.                                           500           18,500
                    Cash America International, Inc.                                 9,420          269,412
                    Claire's Stores, Inc.                                            4,000           82,520
                    Lowe's Cos., Inc.                                                3,950          225,111
                    MSC Industrial Direct Co.                                        1,800           62,316
                    Regis Corp.                                                        230            9,177
                    Wal-Mart Stores, Inc.                                            5,140          269,336
                                                                                                -----------
                                                                                                    936,372
                                                                                                -----------

        Semiconductors - 6.00%
                    Cypress Semiconductor Corp.*                                     5,250           59,850
                    Freescale Semiconductor, Inc.*                                   2,009           35,093
                    Intel Corp.                                                     20,010          449,225
                                                                                                -----------
                                                                                                    544,168
                                                                                                -----------

        Telecommunications - 6.66%
                    Cisco Systems, Inc.*                                            17,600          317,504
                    Motorola, Inc.                                                  18,200          286,468
                                                                                                -----------
                                                                                                    603,972
                                                                                                -----------

                    TOTAL COMMON STOCKS (Cost $8,654,866)                                         9,064,454
                                                                                                -----------

SHORT-TERM INVESTMENTS - 0.17%

                    Evergreen Institutional Money Market Fund, 1.69% (a)            14,915           14,915
                                                                                                -----------
                    TOTAL SHORT TERM INVESTMENTS (Cost 14,915)                                       14,915
                                                                                                -----------

                    Total Value of Investments (Cost $8,669,781) - 100.12%                        9,079,369
                    Other Liabilities less Assets, Net - (0.12)%                                    (10,797)
                                                                                                -----------

                    TOTAL NET ASSETS - 100%                                                     $ 9,068,572
                                                                                                ===========


      *   Non-income producing security
      (a) Variable rate security, the coupon rate shown represents the rate at January 31, 2005.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)The Noah Investment Group


By  /s/ William L. Van Alen, Jr.
   -----------------------------------
      William L. Van Alen, Jr.

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ William L. Van Alen, Jr.
   -----------------------------------
   William L. Van Alen, Jr., President

Date: March 30, 2005


By /s/ William L. Van Alen, Jr.
   -----------------------------------
   William L. Van Alen, Jr., Treasurer

Date: March 30, 2005